Long-term Debt - Summary of Contractual Terms of Groups Interest-bearing Long-term Debt Measured at Amortized Cost (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non-current liabilities
Unsecured revolving facilities	$ 0	$ 239,406
Unsecured debenture	147,233	157,743
Unsecured senior notes	1,075,702	778,613
Conditional sales contracts	55,735	68,746
Non-current portion of non-current borrowings	1,278,670	1,244,508	[1]
Current liabilities
Current portion of unsecured term loan	0	324,444
Current portion of conditional sales contracts	37,087	39,142
Current borrowings and current portion of non-current borrowings	$ 37,087	$ 363,586

[1]	Recasted in fiscal 2022 for adjustments made to provisional amounts of UPS Freight prior year’s business combination (see note 5d)) and for change in presentation (see note 12).